Freight Costs (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Freight costs	$ 581	3,603	3,738	2,527
Freight costs, distribution expenses	$ 1,643	10,196	11,770	10,534